UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2 Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:

AllianceBernstein Variable Products Series Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

AllianceBernstein Intermediate Bond Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein International Growth Portfolio
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein International Value Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio
AllianceBernstein Dynamic Asset Allocation Portfolio

3. Investment Company Act File Number:  811-05398
Securities Act File Number:  033-18647

4(a). Last day of fiscal year for which this Form is filed:
December 31, 2013

4(b). [__]  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal year
Pursuant to section 24(f):

$0

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

$0

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$0

(iv) Total available redemption credits [add Item 5(ii) and 5(iii)]:

$0

(v) Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$0

(vi) Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$0

(vii) Multiplier for determining registration fee
(See Instruction C.9):

$0.0001288

(viii) Registration fee due
[multiply Item 5(v) by Item



 5(vii)]
(enter 'O' if no fee is due):

= $0

* For purposes of this Form 24f-2, the number and aggregate sale price of securities sold and securities sold in reliance upon registration pursuant to rule 24f-2 are -0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid.
(See, Instruction C. 3 to Form 24f-2.)

6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

N/A.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+ $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

= $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title.)*

/s/ Phyllis J. Clarke
Phyllis J. Clarke
Controller

Date March 26, 2014

*Please print the name and title of the
signing officer below the signature.